Income Taxes - Schedule of Reconciles the Differences Between the Statutory U.S. Income Tax Rate to Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciles the Differences Between the Statutory U.S. Income Tax Rate to Effective Tax Rate [Abstract]
Loss before income tax expense	$ (73,880,982)	$ (33,814,719)	$ (14,245,878)
Income tax benefit at statutory rate (%)	21.00%	21.00%	21.00%
Income tax benefit at statutory rate, amount	$ 15,515,006	$ 7,101,091	$ 2,991,634
Nondeductible expenses (%)	(4.00%)	(11.00%)	(5.00%)
Nondeductible expenses, amount	$ (2,793,179)	$ (3,799,970)	$ (777,764)
Currency remeasurement adjustments (%)	(1.00%)	(7.00%)	(4.00%)
Currency remeasurement adjustments, amount	$ (825,400)	$ (2,455,462)	$ (555,212)
Change in valuation allowance (%)	(18.00%)	(5.00%)	(9.00%)
Change in valuation allowance, amount	$ (13,114,513)	$ (1,718,655)	$ (1,224,430)
Effect of different tax rates (%)	2.00%	3.00%	(3.00%)
Effect of different tax rates, amount	$ 1,218,085	$ 872,997	$ (434,228)
Change in tax rates (%)
Change in tax rates, amount
Effective tax rate / tax charge (%)
Effective tax rate / tax charge, amount